SUBSEQUENT EVENTS (Details Narrative) - USD ($)	May 10, 2022	Apr. 28, 2022	Mar. 09, 2022	May 10, 2021
Subsequent Event [Line Items]
Aggregate number of warrants to purchase shares				1,172,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Officers compensation			$ 250,000
Salary percentage			40.00%
Share based payment award options grants in period gross			600,000
Share based payment award shares purchased for award			600,000
Subsequent Event [Member] | Convertible Promissory Note One [Member]
Subsequent Event [Line Items]
Debt conversion, description	(i) $110,000 aggregate principal amount of Note due May 10, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder	(i) $110,000 aggregate principal amount of April 2022 Note due April 28, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder and (ii) five-year Common Stock Purchase Warrants
Aggregate principal amount of debt	$ 110,000	$ 110,000
Aggregate number of warrants to purchase shares	220,000	220,000
Exercise price of warrants per share	$ 0.50	$ 0.50
Debt instrument conversion price per share	$ 0.50	$ 0.50